Asset Retirement Obligation ("ARO") (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance, beginning of period	$ 5,193	$ 4,785	$ 4,785	$ 4,374
Accretion expense	102	408	408	374
Changes in estimates			0	37
Balance, end of period	$ 5,295	$ 5,193	$ 5,193	$ 4,785